NUVEEN REAL ASSET INCOME FUND

SUPPLEMENT DATED DECEMBER 14, 2018

TO THE PROSPECTUS DATED APRIL 30, 2018

Effective January 2, 2019, Jean C. Lin will be added as a portfolio manager for Nuveen Real Asset Income Fund (the “Fund”). Jay L. Rosenberg, Tryg T. Sarsland and Brenda A. Langenfeld will continue to serve as portfolio managers for the Fund.

Jean C. Lin, CFA, entered the financial services industry in 1994. She joined Nuveen Asset Management, LLC as Managing Director, Portfolio Manager and High-Yield Research Analyst in September 2018. She also serves as Managing Director, Portfolio Manager and High-Yield Research Analyst for Teachers Advisors, LLC, TIAA-CREF Investment Management, LLC and other advisory affiliates of TIAA. She joined TIAA in 1994.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-RAIP-1218P

NUVEEN REAL ASSET INCOME FUND

SUPPLEMENT DATED DECEMBER 14, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2018

Effective January 2, 2019, Jean C. Lin will be added as a portfolio manager for Nuveen Real Asset Income Fund (the “Fund”). Jay L. Rosenberg, Tryg T. Sarsland and Brenda A. Langenfeld will continue to serve as portfolio managers for the Fund.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-RAISAI-1218P